Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ (5,265)		€ 341	€ (735)
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		723		525	525
Restructuring activities		644		360	447
Gain on sale of financial assets available for sale and securities held to maturity					(516)
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(277)		(619)	(59)
Deferred income taxes, net		1,868		276	1,234
Impairment, depreciation and other amortization, and accretion		3,993		2,391	2,159
Share of net income from equity method investments		(104)		(129)	(141)
Income (loss) adjusted for noncash charges, credits and other items		1,582		3,145	2,914
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(1,203)		(10,954)	966
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(2,529)		15,004	8,560
Non-Trading financial assets mandatory at fair value through profit and loss		11,403		(98,560)
Financial assets designated at fair value through profit or loss		101		91,176	(6,721)
Loans at amortized cost		(27,335)		302	2,759
Other assets		7,464		6,284	21,970
Deposits		6,432		(16,763)	34,601
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(3,766)		(10,549)	5,461
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(4,871)		(16,716)	(3,355)
Other short-term borrowings		(8,954)		(4,266)	1,148
Other liabilities		(16,563)		(19,119)	(23,107)
Senior long-term debt	[2]	(16,112)		(6,840)	(12,728)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		22,559		20,542	1,596
Other, net		(8,657)		(6,858)	5,512
Net cash provided by (used in) operating activities		(40,449)		(54,172)	39,576
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		23,721		22,126
Maturities of financial assets at fair value through other comprehensive income		40,806		26,001
Sale of debt securities held to collect at amortized cost		390		94
Maturities of debt securities held to collect at amortized cost		964		1,904
Sale of financial assets available for sale					10,657
Maturities of financial assets available for sale					6,798
Maturities of securities held to maturity					0
Sale of equity method investments		9		30	80
Sale of property and equipment		92		356	113
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(56,568)		(41,031)
Debt Securities held to collect at amortized cost		(20,134)		(309)
Financial assets available for sale					(13,472)
Securities held to maturity					0
Equity method investments		(17)		(1)	(12)
Property and equipment		(327)		(465)	(485)
Net cash received in (paid for) business combinations/divestitures		1,762		220	82
Other, net		(978)		(1,291)	(1,328)
Net cash provided by (used in) investing activities		(10,280)		7,634	2,433
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		47	[3]	68	881
Repayments and extinguishments of subordinated long-term debt		(152)	[3]	(1,171)	(176)
Issuances of trust preferred securities		0	[4]	4	266
Repayments and extinguishments of trust preferred securities		(1,235)	[4]	(2,733)	(666)
Principal portion of lease payments		(659)
Common shares issued		0		0	8,037
Purchases of treasury shares		(1,359)		(4,119)	(7,912)
Sale of treasury shares		1,191		3,912	7,471
Additional Equity Components (AT1) issued		0		0	0
Purchases of Additional Equity Components (AT1)		(131)		(236)	(205)
Sale of Additional Equity Components (AT1)		121		234	217
Coupon on additional equity components, pre tax		(330)		(315)	(335)
Dividends paid to noncontrolling interests		(59)		(8)	(11)
Net change in noncontrolling interests		(9)		1,205	(37)
Cash dividends paid to Deutsche Bank shareholders		(227)		(227)	(392)
Other, net		0		52	0
Net cash provided by (used in) financing activities		(2,802)		(3,334)	7,138
Net effect of exchange rate changes on cash and cash equivalents		1,578		1,668	(5,772)
Net increase (decrease) in cash and cash equivalents		(51,953)		(48,203)	43,376
Cash and cash equivalents at beginning of period		180,822		229,025	185,649
Cash and cash equivalents at end of period		128,869		180,822	229,025
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		945		468	689
Interest paid		11,493		11,743	11,784
Interest and dividends received [Abstract]
Interest received		23,748		22,408	21,095
Dividend received		1,309		2,186	3,006
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		121,412		174,059	222,451
Interbank balances (w/o central banks)		7,457		6,763	6,574
Total		€ 128,869		€ 180,822	€ 229,025

[1]	Included are senior long-term debt issuances of EUR3.1billion and EUR5.3billion and repayments and extinguishments of EUR4.4billion and EUR5.2billion through December31,2019 and December 31,2018, respectively.
[2]	Included are issuances of EUR23.4billion and EUR27.4billion and repayments and extinguishments of EUR42.7billion and EUR32.8billion through December 31,2019 and December31,2018, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are EUR228million in total and mainly driven by Fair Value changes of EUR185million and Foreign Exchange movements of EUR67million.
[4]	Non-cash changes for Trust Preferred Securities are EUR79million in total and driven by Foreign Exchange movements of EUR35million and Fair Value changes of EUR28million.